T. ROWE PRICE NEW ASIA FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.4%

Common Stocks 0.4%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$10,313 (USD) (1)(2)(3)	1,838,333	12,905
Total Cayman Islands (Cost $10,313)		12,905

CHINA 46.4%

Common Stocks 36.3%
Alibaba Group Holding (HKD) (3)	922,900	28,957
Alibaba Group Holding, ADR (USD) (3)	1,072,755	269,283
Baidu, ADR (USD) (3)	149,000	17,791
China Mengniu Dairy (HKD)	14,145,000	66,375
China Resources Beer Holdings (HKD)	7,034,000	48,914
China Resources Land (HKD)	10,372,000	43,230
CNOOC (HKD)	33,782,000	35,657
Greentown Service Group (HKD) (4)	22,930,000	31,387
Haier Electronics Group (HKD) (4)	10,014,000	34,797
Huazhu Group, ADR (USD) (4)	488,900	16,784
Meituan Dianping, Class B (HKD) (3)	313,700	7,763
PICC Property & Casualty, H Shares (HKD)	14,560,000	11,506
Pinduoduo, ADR (USD) (3)	82,400	7,564
Ping An Insurance Group, H Shares (HKD)	1,523,000	16,070
Shandong Weigao Group Medical Polymer, H Shares (HKD)	15,252,000	38,840
Silergy (TWD)	200,000	11,998
Sino Biopharmaceutical (HKD) (4)	27,361,500	35,745
TAL Education Group, ADR (USD) (3)	1,052,100	82,243
Tencent Holdings (HKD)	4,201,960	288,247
Tencent Music Entertainment Group, ADR (USD) (3)	2,135,157	34,461
Trip. com Group, ADR (USD) (3)	599,500	16,306
Wuxi Biologics (HKD) (3)	623,500	12,871
Yum China Holdings (USD)	928,700	47,587
		1,204,376
Common Stocks - China A Shares 10.1%
Bafang Electric Suzhou, A Shares (CNH)	543,800	12,410

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)

BTG Hotels Group, A Shares (5)	1,721,923	4,361
BTG Hotels Group, A Shares (CNH)	4,295,858	10,860
Deppon Logistics, A Shares (CNH)	7,939,022	14,606
Fuyao Glass Industry Group, A Shares (CNH)	7,938,621	27,705
Gree Electric Appliances of Zhuhai, A Shares (CNH)	6,597,337	53,667
Huayu Automotive Systems, A Shares (CNH)	9,568,999	28,697
Jiajiayue Group, A Shares (5)	6,467,924	40,237
Kweichow Moutai, A Shares (CNH)	21,206	5,091
NARI Technology, A Shares (CNH)	12,080,615	36,766
Shenzhen Inovance Technology, A Shares (CNH)	5,967,217	42,917
Songcheng Performance Development, A Shares (5)	4,783,001	12,794
Yifeng Pharmacy Chain, A Shares (CNH)	2,471,925	30,540
Yixintang Pharmaceutical Group, A Shares (CNH)	3,329,292	15,205
		335,856
Total China (Cost $912,111)		1,540,232

HONG KONG 9.9%

Common Stocks 9.9%
AIA Group	13,834,600	124,746
Budweiser Brewing APAC	7,236,200	26,259
Dairy Farm International Holdings (USD)	3,167,600	13,610
Galaxy Entertainment Group	3,287,000	22,416
Health & Happiness H&H International Holdings	2,105,500	8,432
HKT Trust & HKT	24,300,000	35,806
Hong Kong Exchanges & Clearing	1,396,500	66,492
Sun Hung Kai Properties	2,513,000	30,562
Total Hong Kong (Cost $245,911)		328,323

INDIA 10.6%

Common Stocks 10.6%
Bharat Forge	2,409,716	12,258
Colgate-Palmolive India	831,343	15,791
Godrej Consumer Products	1,853,801	17,149
Havells India	2,589,806	20,167
HDFC Bank (3)	5,085,198	70,273

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
Housing Development Finance	952,999	22,723
Infosys	848,220	10,926
Infosys, ADR (USD)	3,733,200	47,972
Kotak Mahindra Bank	4,574,310	83,330
Shriram Transport Finance	2,939,555	27,117
Shriram Transport Finance, Rights, 8/13/20 (3)	339,179	3,140
Voltas	2,591,457	20,638
Total India (Cost $285,829)		351,484

INDONESIA 0.9%
Common Stocks 0.9%
Bank Central Asia	13,295,200	28,478
Total Indonesia (Cost $10,771)		28,478

NETHERLANDS 0.9%
Common Stocks 0.9%
ASML Holding (USD)	80,142	28,348
Total Netherlands (Cost $16,839)		28,348

PHILIPPINES 1.0%
Common Stocks 1.0%
Bank of the Philippine Islands	6,970,610	9,680
SM Prime Holdings	7,349,100	4,507
Universal Robina	7,534,020	18,815
Total Philippines (Cost $38,324)		33,002

SINGAPORE 3.1%
Common Stocks 3.1%
ComfortDelGro	38,713,400	38,517
DBS Group Holdings	2,736,700	39,533
Frasers Centrepoint Trust	14,981,700	26,169
Total Singapore (Cost $97,651)		104,219

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
SOUTH KOREA 9.5%
Common Stocks 9.0%
NAVER	181,668	46,153
Samsung Electronics	5,137,475	251,088
		297,241
Preferred Stocks 0.5%
Samsung Electronics (6)	400,735	16,738
		16,738
Total South Korea (Cost $125,440)		313,979

SWITZERLAND 0.5%
Common Stocks 0.5%
Cie Financiere Richemont	245,555	15,244
Total Switzerland (Cost $13,303)		15,244

TAIWAN 12.2%
Common Stocks 12.2%
Chailease Holding	12,441,520	52,068
Largan Precision	193,000	25,184
MediaTek	911,000	21,753
President Chain Store	1,163,000	11,109
Taiwan Semiconductor Manufacturing	15,674,574	228,122
Taiwan Union Technology	6,896,000	31,961
Vanguard International Semiconductor	10,349,000	33,544
Total Taiwan (Cost $179,668)		403,741

THAILAND 1.7%
Common Stocks 1.7%
CP ALL (3)	26,601,900	57,936
Total Thailand (Cost $46,093)		57,936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
VIETNAM 0.1%
Common Stocks 0.1%
Bank For Foreign Trade of Vietnam	1,188,530	3,920
Total Vietnam (Cost $3,362)		3,920
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 0.13% (7)(8)	64,110,227	64,110
Total Short-Term Investments (Cost $64,110)		64,110
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.25% (7)(8)	944,986	9,450
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		9,450
Total Securities Lending Collateral (Cost $9,450)		9,450

Total Investments in Securities 99.4%
(Cost $2,059,175)		$3,295,371
Other Assets Less Liabilities 0.6%		21,311
Net Assets 100.0%		$3,316,682

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $12,905 and represents 0.4% of net assets.
(2)	Level 3 in fair value hierarchy.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

(3)	Non-income producing
(4)	All or a portion of this security is on loan at July 31, 2020.
(5)	China A shares held through the QFII are subject to certain restrictions.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Seven-day yield
(8)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
TWD	Taiwan Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$466
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$466+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$37,038		¤	¤	$64,110
T. Rowe Price Short-Term
Fund	28,657		¤	¤	9,450
Total					$73,560^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $466 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $73,560.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW ASIA FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW ASIA FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$568,339	$ 2,623,829	$ 12,905	$ 3,205,073
Preferred Stocks	—	16,738	—	16,738
Short-Term Investments	64,110	—	—	64,110
Securities Lending Collateral	9,450	—	—	9,450
Total	$641,899	$ 2,640,567	$ 12,905	$ 3,295,371